Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 5,930,000	Taxes	CANADA	BRITISH COLUMBIA	Government of British Columbia	Gibraltar	Copper	Mining Operations	Open Pit
#: 2
	630,000	Fees	CANADA	BRITISH COLUMBIA	Government of British Columbia	Gibraltar	Copper	Mining Operations	Open Pit
#: 3
	170,000	Fees	CANADA	BRITISH COLUMBIA	Williams Lake First Nation	Gibraltar	Copper	Mining Operations	Open Pit
#: 4
	100,000	Fees	CANADA	BRITISH COLUMBIA	Xatsull First Nation	Gibraltar	Copper	Mining Operations	Open Pit
#: 5
	150,000	Fees	CANADA	BRITISH COLUMBIA	Government of British Columbia	Yellowhead	Copper	Mining Development	Open Pit
#: 6
	60,000	Taxes	CANADA	BRITISH COLUMBIA	District of Clearwater	Yellowhead	Copper	Mining Development	Open Pit
#: 7
	200,000	Fees	CANADA	BRITISH COLUMBIA	Government of British Columbia	Aley	Niobium	Mining Development	Open Pit
#: 8
	150,000	Fees	UNITED STATES	ARIZONA	Government of Arizona	Florence Copper	Copper	Mining Development	Well
#: 9
	160,000	Fees	UNITED STATES	ARIZONA	Government of Arizona	Florence Copper	Copper	Mining Development	Well
#: 10
	130,000	Taxes	UNITED STATES	ARIZONA	Pinal County	Florence Copper	Copper	Mining Development	Well
#: 11
	$ 480,000	Fees	CANADA	BRITISH COLUMBIA	Government of British Columbia	Taseko	Copper	Mining Development	Open Pit